Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Current	(2,646)	(5,212)	(1,482)
Deferred	(76)	(2,355)	(3,674)

Income tax expense	(2,722)	(7,567)	(5,156)

Reconciliations of Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Net income before income tax expenses	220,232	226,494	218,471
Net income not subject to taxes	(173,298)	(81,604)	(131,529)

Net income subject to taxes	46,934	144,890	86,942

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(12,007)	(33,083)	(16,476)
Adjustments to valuation allowance and uncertain tax position	5,362	14,851	12,830
Permanent and currency differences	4,204	11,507	1,576
Change in tax rate	(281)	(842)	(3,086)

Tax expense charge related to the current year	(2,722)	(7,567)	(5,156)

Components of Partnership's Deferred Tax Assets (Liabilities)

The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Derivative instruments	7,021	8,647
Taxation loss carryforwards and disallowed finance costs	44,823	48,440
Vessels and equipment	3,462	3,602
Capitalized interest	(2,184)	(2,261)

	53,122	58,428
Valuation allowance	(53,198)	(58,428)

Net deferred tax liabilities included in accrued liabilities	(76)	—